Shareholders' equity - Non-controlling interests - Dividends (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 248	€ 246	€ 234
Sonatel [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	192	190	185
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	22	20	16
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	14	14	14
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 13	€ 14	€ 11